NOTE 9 - CONVERTIBLE LOANS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Repayments of Convertible Debt			$ 250,000	$ 250,000	$ 942,190
Debt Conversion, Converted Instrument, Amount			$ 422,295	422,295	1,396,440
[custom:ResolutionOfDerivativeLiabilitiesValue]	$ 708,611			708,611	5,136,222
Interest Expense, Long-Term Debt					93,656
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net				11,069
Notes Issued					2,708,771	$ 2,544,250
Derivative, Gain (Loss) on Derivative, Net					2,714,029
Amortization of Debt Issuance Costs and Discounts					1,673,393
Derivative, Loss on Derivative					$ 1,040,636
Temporary Equity, Contract Terms					The reset feature of warrants associated with the convertible notes was effective at the time that a separate convertible note with lower exercise price was issued. As a result of the reset features for warrants, the warrants increased by 10,813,001 at $0.0014 per share. We accounted for the issuance of the warrants as a liability and recognized the derivative liability.
Common Stock [Member]
Debt Conversion, Converted Instrument, Amount				$ 422,295	$ 1,396,440
[custom:CommonStockIssuedForConversionOfDebtShares]				6,080,632	46,575,378
[custom:ResolutionOfDerivativeLiabilitiesValue]
[custom:DebtConversionConvertedInstrumentAmount2]					$ 1,302,785